Investment in associate - Statements of financial position (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of associates [line items]
Cash and cash equivalents	$ 932,069	$ 833,841	$ 416,763
Other current assets	9,842	6,634
Non-current assets	4,100,823	4,101,134
Current liabilities	(963,218)	(765,392)
Investment in associate	217,319	194,025
Atlas Methanol Company Unlimited
Disclosure of associates [line items]
Net assets	140,991	117,703
Long-term receivable from Atlas	76,328	76,322
Investment in associate	$ 217,319	$ 194,025
Percentage of ownership interest in associates	63.10%	63.10%
Atlas Methanol Company Unlimited
Disclosure of associates [line items]
Cash and cash equivalents	$ 12,619	$ 40,815
Other current assets	190,594	65,434
Non-current assets	219,812	256,421
Current liabilities	(79,124)	(43,057)
Other long-term liabilities, including current maturities	(120,461)	(133,079)
Net assets	$ 223,440	$ 186,534
Ownership rate	100.00%